CONCENTRATION AND RISKS - Schedule of concentration risk of accounts receivable from related party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration and risks
Accounts receivable from a related party	¥ 360,497	¥ 320,939	$ 52,267
Xiaomi Inc | Accounts Receivable | Credit Risk
Concentration and risks
Accounts receivable from a related party	¥ 360,497	¥ 320,939
Concentration risk, percentage	100.00%	100.00%